Related Party Transactions (Details) - USD ($)	1 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 15, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Aug. 31, 2011	Dec. 31, 2014	Dec. 31, 2013
Details
Note payable due to related party			$ 35,095			$ 27,578	$ 11,958
Monthly lease payments					$ 5,000
Loan received from related party	$ 300	$ 772	$ 7,517	$ 6,060		$ 15,620	$ 7,928